Income Taxes - Summary of Income Tax Expense (Benefit) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income taxes [line items]
Current	$ 3,616,811	$ 3,849,778	$ 2,315,686
Deferred	(544,721)	(759,566)	(530,140)
Income tax	3,072,090	3,090,212	1,785,546
ISR [Member]
Disclosure of income taxes [line items]
Current	3,616,811	3,849,778	2,315,686
Deferred	(544,721)	(759,566)	(530,140)
Income tax	$ 3,072,090	$ 3,090,212	$ 1,785,546